CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 1,891,457	R$ 3,249,642
Consumers, concessionaires and licensees	4,547,951	4,301,283
Dividend and interest on capital	100,182	56,145
Income tax and social contribution recoverable	123,739	88,802
Other taxes recoverable	287,517	306,244
Derivatives	309,484	444,029
Sector financial asset	1,330,981	210,834
Concession financial asset	0	23,736
Other assets	811,005	900,498
TOTAL CURRENT ASSETS	9,402,316	9,581,211
NONCURRENT ASSETS
Consumers, concessionaires and licensees	752,795	236,539
Associates, subsidiaries and parent company	0	8,612
Escrow deposits	854,374	839,990
Income tax and social contribution recoverable	67,966	61,464
Other taxes recoverable	185,725	171,980
Sector financial assets	223,880	355,003
Derivatives	347,507	203,901
Deferred tax assets	956,380	943,199
Concession financial asset	7,430,149	6,545,668
Investments at cost	116,654	116,654
Other assets	927,440	840,192
Investments	980,362	1,001,550
Property, plant and equipment	9,456,614	9,787,125
Contract asset - in progress	1,046,433	0
Intangible assets	9,462,935	10,589,824
TOTAL NONCURRENT ASSETS	32,809,214	31,701,702
TOTAL ASSETS	42,211,530	41,282,912
CURRENT LIABILITIES
Trade payables	2,398,085	3,296,870
Borrowings	2,446,113	3,589,607
Debentures	917,352	1,703,073
Private pension plan	86,623	60,801
Regulatory charges	150,656	581,600
Income tax and social contribution payable	100,450	81,457
Other taxes, fees and contributions	664,989	628,846
Dividends	532,608	297,744
Estimated payroll	119,252	116,080
Derivatives	8,139	10,230
Sector financial liability	0	40,111
Use of public asset	11,570	10,965
Other payables	979,296	961,306
TOTAL CURRENT LIABILITIES	8,415,132	11,378,688
NONCURRENT LIABILITIES
Trade payables	333,036	128,438
Borrowings	8,989,846	7,402,450
Debentures	8,023,493	7,473,454
Private pension plan	1,156,639	880,360
Other taxes, fees and contributions	9,691	18,839
Deferred tax liabilities	1,136,227	1,249,591
Provision for tax, civil and labor risks	979,360	961,134
Derivatives	23,659	84,576
Sector financial liability	46,703	8,385
Use of public asset	89,965	83,766
Other payables	475,396	426,889
TOTAL NONCURRENT LIABILITIES	21,264,015	18,717,880
EQUITY
Issued capital	5,741,284	5,741,284
Capital reserves	469,257	468,014
Legal reserve	900,992	798,090
Statutory reserve - concession financial asset	0	826,600
Statutory reserve - working capital improvement	3,527,510	1,292,046
Accumulated other comprehensive income	(376,294)	(164,506)
Total shareholders' equity attributable to owners of the Company	10,262,749	8,961,528
Equity attributable to noncontrolling interests	2,269,634	2,224,816
TOTAL EQUITY	12,532,383	11,186,344
TOTAL LIABILITIES AND EQUITY	R$ 42,211,530	R$ 41,282,912